SEGMENT INFORMATION (Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 145,577	$ 126,651
Depreciation and amortization	4,710	3,706	$ 4,881
Expenditure for segment assets	4,390	17,875
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	39,131	24,251
Depreciation and amortization	557	690
Expenditure for segment assets	3,519	1,012
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	42,491	39,193
Depreciation and amortization	878	432
Expenditure for segment assets	1,352	9,345
MRO services for Aviation Components and Lease [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	58,023	55,616
Depreciation and amortization	3,078	2,325
Expenditure for segment assets	252	5,411
Overhaul and coating of jet engine components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	9,400	8,846
Depreciation and amortization	268	259
Expenditure for segment assets	458	2,107
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	(3,468)	(1,255)
Depreciation and amortization	$ (71)	0
Expenditure for segment assets		$ 0